                                OppenheimerFunds, Inc.
                                Two World Financial Center
                                225 Liberty Street, 11th Floor
                                New York, New York 10281-1008

November 3, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:      Oppenheimer Gold & Special Minerals Fund
         File Nos. 2-82590, 811-03694

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the
Prospectus and Statement of Additional  Information,  for Oppenheimer Gold &
Special  Minerals Fund do not differ from those filed in Amendment No. 38 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission.

Sincerely,

/s/  Nancy S. Vann
_____________________________
Nancy S. Vann
Vice President & Assistant Counsel

cc:      Ronald Feiman, Esq.
         Gloria La Fond